Other Expenses	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Other Expenses
34	OTHER EXPENSES

Other expenses for the fiscal years ended March 31, 2019, 2018 and 2017 consisted of the following:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Cost of operating leases	¥120,412	¥144,708	¥126,320
Cost related to disposal of assets leased	101,218	310,460	140,255
Cost related to IT solution services and IT systems	96,727	92,975	92,247
Provision for interest repayment	47,293	49,879	11,439
Losses on disposal of property, plant and equipment, and other intangible assets	4,596	4,913	6,041
Impairment losses of property, plant and equipment	5,906	27,816	6,396
Impairment losses of intangible assets	66,665	35,666	74,788
Losses on sale of investments in subsidiaries and associates	2,677	28,250	—
Impairment losses of investments in associates and joint ventures	50,679	19,851	14,941
Losses on step acquisition of subsidiaries	25,744	—	—
Others	53,740	78,247	59,332

Total other expenses	¥575,657	¥792,765	¥531,759